                                VALUE LINE, INC.

                              220 East 42nd Street
                          New York, New York 10017-5891
                   Phone: (212) 907-1500 / Fax: (212) 818-9747


                                                  July 2, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Value Line New York Tax Exempt Trust
          File #33-12400; 811-5052
          Rule 497(j)
          ------------------------------------

Dear Sir/Madam:

         On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent post-effective amendment to its registration statement that was filed electronically via Edgar with the Securities and Exchange Commission.



                                                  Very truly yours,

                                                  /s/ Peter D. Lowenstein

                                                  Peter D. Lowenstein
                                                  Legal Counsel



PDL:psp

497(j).nytet